COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Payments for Contractual Obligations - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Future Minimum Payments for Contractual Obligations [Abstract]
Long-Term Debt Obligations	$ 1,377,145	$ 1,139,046	$ 519,734
Long-Term Debt Obligations	494,372
Long-Term Debt Obligations	691,976
Long-Term Debt Obligations	190,797
Long-Term Debt Obligations	0	0
Capital Lease Obligations	29,439
Capital Lease Obligations	1,973
Capital Lease Obligations	17,479
Capital Lease Obligations	9,987
Capital Lease Obligations	0
Operating Lease Obligations	536,148	192,868
Operating Lease Obligations	34,834
Operating Lease Obligations	273,254	79,297
Operating Lease Obligations	121,089	17,644
Operating Lease Obligations	106,971	$ 0
Purchase Obligations	155,926
Purchase Obligations	77,963
Purchase Obligations	77,963
Purchase Obligations	0
Purchase Obligations	0
Other Long-Term Liabilities	475,000
Other Long-Term Liabilities	0
Other Long-Term Liabilities	475,000
Other Long-Term Liabilities	0
Other Long-Term Liabilities	0
Total Contractual Obligations	2,573,658
Total Contractual Obligations	609,142
Total Contractual Obligations	1,535,672
Total Contractual Obligations	321,873
Total Contractual Obligations	$ 106,971